Reporting on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Reporting On Financial Instruments
Schedule of Financial Assets and Liabilities Measured on Recurring Basis

The financial assets and liabilities can be subdivided into measurement categories with the following carrying amounts, and net gains and losses:

Financial assets in EUR thousands	Fair value as of 31.12.2019	Carrying amount as of 31.12.2019	Fair value as of 31.12.2018	Carrying amount as of 31.12.2018	Net gains (+) or losses (-) 31.12.2019	Net gains (+) or losses (-) 31.12.2018
Category: Held
Cash and cash equivalents	11,119	11,119	19,451	19,451	(15)	(10)
Trade receivables	5,031	5,031	3,397	3,397	(33)	1
Other financial assets	1,077	1,077	794	794	-	-
Total	17,227	17,227	23,642	23,642	(48)	(9)

Financial liabilities in EUR thousands	Fair value as of 31.12.2019	Carrying amount as of 31.12.2019	Fair value as of 31.12.2018	Carrying amount as of 31.12.2018	Net gains (+) or losses (-) 31.12.2019	Net gains (+) or losses (-) 31.12.2018
Financial liabilities at amortized cost
Financial liabilities, current	1,212	1,212	165	165	-	-
Trade payables	4,196	4,196	1,805	1,805	(2)	(13)
Other current financial liabilities	99	99	29	29	-	-
Financial liabilities, non-current	20,648	20,648	12,382	12,382	-	-
Total	26,155	26,155	14,382	14,382	(2)	(13)
Financial liabilities at fair value through profit or loss
Financial liabilities, non-current	1,462	1,462	1,080	1,080	(82)	(528)
Other financial liabilities, non-current	14,720	14,720	-	-	(650)	-
Total	16,182	16,182	1,080	1,080	(732)	(528)